Unsecured Revolving Credit Facility - Additional Information (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Dec. 16, 2020	Sep. 30, 2021	Dec. 31, 2020	Jul. 31, 2021
Debt Instrument [Line Items]
Uncommitted line of credit	$ 100,000
Increase in borrowing capacity				$ 450,000
Line of Credit Facility, Expiration Date		Dec. 16, 2023
Line of Credit Facility, Description		The Line of Credit expires on December 16, 2023, at which time the Company may request additional one-year extensions thereafter. Interest under the Line of Creditis determined based on one-month U.S. dollar-denominated LIBOR plus 3.0%.
Maximum Facility Size		$ 450,000	$ 100,000
Line of Credit Facility, Interest Rate Description		one-month U.S. dollar-denominated LIBOR plus 3.0%
Outstanding borrowings		$ 0	0
Revolving Credit Facility
Debt Instrument [Line Items]
Uncommitted line of credit	$ 100,000
Line of Credit Facility, Expiration Date	Dec. 16, 2023
Line of Credit Facility, Description	The line of credit expires on December 16, 2023 and commencing on the third anniversary of the closing date, may request additional one year extensions thereafter. Interest under the line of credit is determined based on one-month U.S. dollar-denominated LIBOR plus 3.0%.
Maximum Facility Size			100,000
Line of Credit Facility, Interest Rate Description	one-month U.S. dollar-denominated LIBOR plus 3.0%
Outstanding borrowings			$ 0